AXA PREMIER VIP TRUST

SUPPLEMENT DATED DECEMBER 14, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS

SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with updated information regarding a portfolio manager change to the Multimanager Multi-Sector Bond Portfolio (the “Portfolio”).

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Effective immediately, the following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-adviser: Post Advisory Group, LLC – Portfolio Managers:”:

Name	Title	Date Began Managing a Portion of the Portfolio
Henry Chyung	Managing Director	December 2012
Larry Post	Vice Chairman, Chief Investment Officer and Portfolio Manager	May 2011

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The following information replaces in its entirety the information under the section entitled “More Information About the Manager and the Sub-Advisers – Multimanager Multi-Sector Bond Portfolio” of the Prospectus:

Portfolio Managers

Henry Chyung

Larry Post

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The first, second and third sentences of the paragraph in the section entitled “More Information About the Manager and the Sub-Advisers – Multimanager Multi-Sector Bond Portfolio – Business Experience” are hereby deleted and replaced with the following:

Henry Chyung and Larry Post are primarily and jointly responsible for the day-to-day management of an Allocated Portion of the Portfolio. Mr. Chyung, Managing Director, re-joined Post in 2011 after serving as a Managing Director for Canyon Capital Advisors focusing on high yield bonds, distressed debt, and event-driven equities. From 2002 to 2005, Mr. Chyung served as a Managing Director at Post where he focused on high yield bonds and distressed debt.

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